Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2013
Supplement [Text Block]	mpf2_SupplementTextblock

MASSMUTUAL PREMIER FUNDS

Supplement dated February 25, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Premier Diversified Bond Fund:

Effective immediately, Class N shares of the Diversified Bond Fund are no longer available.

Effective March 1, 2013, the following information replaces similar information for the Barings Dynamic Allocation Fund found in the table on page 47 in the section titled Principal Investment Strategies:

	Allocation Range
Asset Allocation	From	To
Equity and Convertible Securities (directly or through ETFs)	10%	90%
• Developed Market Equity	0%	90%
• Emerging Market Equity	0%	40%
Fixed Income Securities (directly or through ETFs)	0%	80%
• Developed Market Government Bonds	0%	80%
• Emerging Market Government Bonds	0%	20%
• Investment Grade Corporate Credit	0%	40%
• Non-Investment Grade (“Junk” or “High Yield”) Corporate Credit	0%	20%
Property through Real Estate Investment Trusts (“REITs”) and ETFs	0%	30%
Cash on deposit, excluding short term instruments	0%	30%
Alternative Investments through ETFs, ETNs, and other instruments	0%	25%
• Commodities	0%	25%

Effective March 1, 2013, the following information replaces similar information for the Barings Dynamic Allocation Fund found on page 48 in the first sentence of the ninth paragraph in the section titled Principal Investment Strategies:

Normally, 20% or less of the Fund’s total assets will be invested in or provide exposure to below investment grade securities rated Ba1 or below by Moody’s or BB+ or below by Standard & Poor’s, or if unrated, determined to be of comparable quality by the subadviser (using the lower rating) (“junk” or “high yield” bonds), including securities in default.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Premier Diversified Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf2_SupplementTextblock

MASSMUTUAL PREMIER FUNDS

Supplement dated February 25, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information pertains to the MassMutual Premier Diversified Bond Fund:

Effective immediately, Class N shares of the Diversified Bond Fund are no longer available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MassMutual Barings Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mpf2_SupplementTextblock

MASSMUTUAL PREMIER FUNDS

Supplement dated February 25, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective March 1, 2013, the following information replaces similar information for the Barings Dynamic Allocation Fund found in the table on page 47 in the section titled Principal Investment Strategies:

	Allocation Range
Asset Allocation	From	To
Equity and Convertible Securities (directly or through ETFs)	10%	90%
• Developed Market Equity	0%	90%
• Emerging Market Equity	0%	40%
Fixed Income Securities (directly or through ETFs)	0%	80%
• Developed Market Government Bonds	0%	80%
• Emerging Market Government Bonds	0%	20%
• Investment Grade Corporate Credit	0%	40%
• Non-Investment Grade (“Junk” or “High Yield”) Corporate Credit	0%	20%
Property through Real Estate Investment Trusts (“REITs”) and ETFs	0%	30%
Cash on deposit, excluding short term instruments	0%	30%
Alternative Investments through ETFs, ETNs, and other instruments	0%	25%
• Commodities	0%	25%

Effective March 1, 2013, the following information replaces similar information for the Barings Dynamic Allocation Fund found on page 48 in the first sentence of the ninth paragraph in the section titled Principal Investment Strategies:

Normally, 20% or less of the Fund’s total assets will be invested in or provide exposure to below investment grade securities rated Ba1 or below by Moody’s or BB+ or below by Standard & Poor’s, or if unrated, determined to be of comparable quality by the subadviser (using the lower rating) (“junk” or “high yield” bonds), including securities in default.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE